Boston Common ESG Impact Emerging Markets Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 93.0%	Shares	Value
Communication Services - 7.6%
Advanced Info Service PLC	149,756	$1,260,595
Bharti Airtel Ltd.	115,724	2,142,707
SK Telecom Co. Ltd. - ADR	42,031	884,332
Tencent Holdings Ltd.	13,350	712,527
		5,000,161

Consumer Discretionary - 19.9%
Alibaba Group Holding Ltd.	68,315	723,002
BYD Co. Ltd. - Class H	40,809	1,388,042
Giant Manufacturing Company Ltd.	94,625	407,747
Hyundai Motor Company	4,404	625,239
Meituan - Class B (a)(b)	141,400	2,749,293
MercadoLibre, Inc. (a)	751	1,277,030
Midea Group Co. Ltd. - Class A	166,399	1,714,359
Naspers Ltd. - Class N	13,379	2,962,880
Trip.com Group Ltd. - ADR (a)	17,924	1,230,662
		13,078,254

Consumer Staples - 6.6%
Clicks Group Ltd.	51,647	1,021,104
Dabur India Ltd.	167,648	991,734
Dino Polska SA (a)(b)	13,277	1,255,874
Kimberly-Clark de Mexico SAB de CV - Class A	422,909	595,492
Raia Drogasil SA	137,678	490,064
		4,354,268

Financials - 19.7%
Alpha Services and Holdings SA	367,017	612,618
Axis Bank Ltd.	96,339	1,194,614
Bancolombia SA - ADR	38,904	1,225,865
BDO Unibank, Inc.	552,189	1,365,990
China Merchants Bank Co. Ltd. - Class H	271,207	1,384,344
HDFC Bank Ltd. - ADR	38,629	2,466,848
Itau Unibanco Holding SA - ADR	166,325	824,972
OTP Bank Nyrt	13,239	723,541
Ping An Insurance Group Co. of China Ltd. - Class H	350,098	2,054,850
PT Bank Rakyat Indonesia (Persero) Tbk.	4,582,000	1,156,720
		13,010,362

Health Care - 3.0%
PT Kalbe Farma Tbk.	12,360,138	1,044,411
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	26,386	921,608
		1,966,019

Industrials - 12.8%
AirTAC International Group	34,952	897,777
HD Hyundai Electric Co. Ltd.	2,335	600,345
Localiza Rent a Car SA	71,383	371,804
Shenzhen Inovance Technology Co. Ltd. - Class A	180,125	1,445,457
Sungrow Power Supply Company Ltd. - Class A	54,800	554,451
Techtronic Industries Co. Ltd.	64,420	846,862
Voltas Ltd.	67,173	1,401,746
WEG SA	158,340	1,351,086
Weichai Power Co. Ltd. - Class H	645,536	980,439
		8,449,967

Information Technology - 21.4%
ASMPT Ltd.	39,991	382,373
Delta Electronics, Inc.	145,146	1,899,852
Infosys Ltd. - ADR	80,114	1,756,099
Silergy Corp.	56,600	694,735
SK Hynix, Inc.	5,146	589,682
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	40,794	8,056,407
Unimicron Technology Corp.	174,600	748,155
		14,127,303

Materials - 1.0%
Mondi PLC	45,352	669,542

Utilities - 1.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	44,435	635,610
TOTAL COMMON STOCKS (Cost $54,731,828)		61,291,486

PREFERRED STOCKS - 2.9%	Shares	Value
Information Technology - 2.9%
Samsung Electronics Co. Ltd., 0.00%,	64,175	1,906,125
TOTAL PREFERRED STOCKS (Cost $2,798,794)		1,906,125

REAL ESTATE INVESTMENT TRUSTS - 1.8%	Shares	Value
Real Estate - 1.8%
Growthpoint Properties Ltd.	739,840	497,127
Prologis Property Mexico SAB de CV	249,101	690,162
		1,187,289
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,409,196)		1,187,289

SHORT-TERM INVESTMENTS - 2.2%		Value
Money Market Funds - 2.2%	Shares
First American Treasury Obligations Fund - Class X, 4.40% (c)	1,474,368	1,474,368
TOTAL SHORT-TERM INVESTMENTS (Cost $1,474,368)		1,474,368

TOTAL INVESTMENTS - 99.9% (Cost $60,414,186)		65,859,268
Other Assets in Excess of Liabilities - 0.1%		59,223
TOTAL NET ASSETS - 100.0%		$65,918,491
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $4,005,167 or 6.1% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Boston Common ESG Impact Emerging Markets Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$21,643,816	$39,647,670	$–	$61,291,486
Preferred Stocks	–	1,906,125	–	1,906,125
Real Estate Investment Trusts	690,162	497,127	–	1,187,289
Money Market Funds	1,474,368	–	–	1,474,368
Total Investments	$23,808,346	$42,050,922	$–	$65,859,268

Refer to the Schedule of Investments for further disaggregation of investment categories.